EARNINGS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic net income (loss) per share:
Net income (loss)	$ (102,080)	$ 23,527	$ (21,420)	$ (3,205)	$ 107,273	$ (4,973)	$ (99,973)	$ 99,095	$ 101,986	$ (21,372)	$ 57,325
Net loss attributable to non-controlling interest	0			(1)			0	(137)	(137)	(482)	(228)
Net income (loss) attributable to Miami International Holdings, Inc.	$ (102,080)			$ (3,204)			$ (99,973)	$ 99,232	$ 102,123	$ (20,890)	$ 57,553
Weighted-average common shares outstanding (in shares)	70,128,197			63,246,820			66,168,315	60,477,992	60,698,967	56,457,675	54,710,544
Basic net income (loss) per share (in dollars per share)	$ (1.46)			$ (0.05)			$ (1.51)	$ 1.64	$ 1.68	$ (0.37)	$ 1.05
Diluted net income (loss) per share:
Net income / (loss) attributable to Miami International Holdings, Inc.	$ (102,080)			$ (3,204)			$ (99,973)	$ 99,232	$ 102,123	$ (20,890)	$ 57,553
Add: convertible debt interest expense, net of tax	0			0			0	1,932	1,296	0	0
Adjusted net income (loss) attributable to Miami International Holdings, Inc.	$ (102,080)			$ (3,204)			$ (99,973)	$ 101,164	$ 103,419	$ (20,890)	$ 57,553
Weighted-average common shares and share equivalents outstanding (in shares)	70,128,197			63,246,820			66,168,315	75,212,560	74,625,858	56,457,675	75,167,367
Diluted net income (loss) per share (in dollars per share)	$ (1.46)			$ (0.05)			$ (1.51)	$ 1.35	$ 1.39	$ (0.37)	$ 0.77